Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Changes in Provisions for Onerous Contracts

	Cetrotide onerous contracts	German restructuring: severance	Total
	$	$	$
Balance at January 1, 2020	396	330	726
Utilization of provision	(93)	(323)	(416)
Change in the provision	33	—	33
Unwinding of discount and impact of foreign exchange rate changes	35	(7)	28
Balance at December 31, 2020	371	—	371
Utilization of provision	(90)	—	(90)
Change in the provision	23	—	23
Unwinding of discount and impact of foreign exchange rate changes	(27)	—	(27)
Balance at December 31, 2021	277	—	277
Less: current portion	34	—	34
Non-current portion	243	—	243